NON-CURRENT ASSETS HELD FOR SALE (Details 1) $ in Millions, $ in Millions	Dec. 31, 2017 COP ($)	Dec. 31, 2017 USD ($)	[1]	Dec. 31, 2016 COP ($)	Dec. 31, 2015 COP ($)	Dec. 31, 2014 COP ($)
Disclosure of non-current assets held for sale [Line Items]
Non-current assets or disposal groups classified as held for sale	$ 101,382	$ 34.0		$ 259,527	$ 199,475	$ 211,247
Non-current assets held for sale [member]
Disclosure of non-current assets held for sale [Line Items]
Non-current assets or disposal groups classified as held for sale	101,382			259,527
Foreclosed assets
Disclosure of non-current assets held for sale [Line Items]
Non-current assets or disposal groups classified as held for sale	77,250			178,017
Assets received from leasing agreements
Disclosure of non-current assets held for sale [Line Items]
Non-current assets or disposal groups classified as held for sale	19,226			58,563
Other non-current assets held for sale
Disclosure of non-current assets held for sale [Line Items]
Non-current assets or disposal groups classified as held for sale	4,906			22,947
Movable property | Foreclosed assets
Disclosure of non-current assets held for sale [Line Items]
Non-current assets or disposal groups classified as held for sale	8,523			103,569
Residential real estate | Foreclosed assets
Disclosure of non-current assets held for sale [Line Items]
Non-current assets or disposal groups classified as held for sale	31,666			36,368
Other real estate | Foreclosed assets
Disclosure of non-current assets held for sale [Line Items]
Non-current assets or disposal groups classified as held for sale	37,061			38,080
Other real estate | Other non-current assets held for sale
Disclosure of non-current assets held for sale [Line Items]
Non-current assets or disposal groups classified as held for sale	982			0
Machinery and equipment | Assets received from leasing agreements
Disclosure of non-current assets held for sale [Line Items]
Non-current assets or disposal groups classified as held for sale	15,640			25,035
Vehicles | Assets received from leasing agreements
Disclosure of non-current assets held for sale [Line Items]
Non-current assets or disposal groups classified as held for sale	1,623			6,320
Real estate | Assets received from leasing agreements
Disclosure of non-current assets held for sale [Line Items]
Non-current assets or disposal groups classified as held for sale	1,963			27,208
Lands | Other non-current assets held for sale
Disclosure of non-current assets held for sale [Line Items]
Non-current assets or disposal groups classified as held for sale	0			8,396
Other | Other non-current assets held for sale
Disclosure of non-current assets held for sale [Line Items]
Non-current assets or disposal groups classified as held for sale	$ 3,924			$ 14,551

[1]	2.4 Convenience translation in to U.S. dollars: The presentation currency of Grupo Aval´s consolidated financial statements is the Colombian Peso. The U.S. dollar amounts disclosed in the accompanying consolidated financial statements are presented solely for the convenience of the reader, dividing the Colombian peso amounts by the exchange rate of Ps. 2,984.00 per US$1.00, which is the market exchange rate at December 31, 2017, as calculated by the Central Bank of Colombia. The use of this methodology in translating Colombian pesos into U.S. dollars is referred to as the “U.S. dollar translation methodology,” and should not be construed as a representation that the Colombian peso amounts actually represent or have been, or the amount that could be converted into U.S. dollars at that rate or any other rate.